Insurance Contract Receivables and Payables - Summary of insurance contract payables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Insurance Contract Receivables and Payables
Payable to agents and brokers	$ 161.0	$ 199.5
Investment contracts associated with life insurance products		577.3
Other insurance contract payables	177.3	146.2
Insurance contract payables	338.3	923.0
Current	290.4	337.1
Non-current	$ 47.9	$ 585.9